Biological Assets (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Beginning Balance	$ 156,589	$ 149,617
Add: Purchased cannabis plants	724,878	308,324
Change in fair value less costs to sell due to biological transformation	1,515,492	486,354
Allocation of operational overhead	1,130,712	438,859
Transferred to inventory upon harvest	(3,276,981)	(1,226,565)
Ending Balance	$ 250,690	$ 156,589
Estimated selling price per (pound)	$ 1,123	$ 840
Impact of change in estimated selling price	$ 57,879	$ 37,747
Estimated stage of growth	71.00%	60.00%
Impact of change in estimated stage of growth	$ 46,209	$ 30,970
Estimated flower yield per harvest (pound)	$ 216	$ 263
Impact of change in estimated flower yield	$ 46,209	$ 30,970